Revenues - Summary of Revenue Disaggregated by Major Product Type and by Business Unit (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 11,934		$ 12,564
Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,453		13,214
Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	519		650
Steelmaking Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,522		6,349
Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,522		6,349
Steelmaking Coal | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,469		2,714
Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,469		2,714
Copper | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,968		3,094
Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,487		3,744
Zinc | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	519		650
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	975		407
Energy | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Steelmaking coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,522		6,349
Steelmaking coal | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,522		6,349
Steelmaking coal | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Steelmaking coal | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Steelmaking coal | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,158		2,242
Copper | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Copper | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,158		2,242
Copper | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Copper | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,529		2,980
Zinc | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Zinc | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	163		279
Zinc | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,366	$ 2,701
Zinc | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Blended bitumen | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	975		407
Blended bitumen | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Blended bitumen | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Blended bitumen | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	$ 0
Blended bitumen | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	975		407
Silver | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	400		324
Silver | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Silver | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24		18
Silver | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	376		306
Silver | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Lead | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	400		419
Lead | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Lead | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5		0
Lead | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	395		419
Lead | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Other | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	469		493
Other | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0
Other | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	119		175
Other | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	350		318
Other | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 0		$ 0